Note 16 - Regulatory Restrictions (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reserves Required by Federal Reserve Bank	$ 17.3	$ 15.8
Percent of Common Stock	10.00%
Amount Available for Payment of Dividends	$ 10.1